Subsequent Events - Additional Information (Detail) - $ / shares		12 Months Ended
	Mar. 10, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Number of options granted		361,843	5,771,720	1,273,346
Common Class A [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 13.39
Subsequent Event [Member] | 2021 Plan [Member]
Subsequent Event [Line Items]
Number of options granted	10,416,958